Staff costs and average number of employees (Tables)	12 Months Ended
Sep. 30, 2020
Staff costs and average number of employees
Summary of staff costs

		Nine months
	Year ended	ended
	30 September	30 September
	2020	2019
	£	£
The aggregate remuneration comprised:
Wages and salaries	997,167	296,333
Social security costs	128,219	29,555
Pension costs	94,626	31,911
Share option charge	95,331	8,945
	1,315,343	366,744

Summary of remuneration payable to directors

	2020	2019
	£	£
Directors’ remuneration	794,071	382,222